Stockholders' Equity (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Feb. 19, 2019	Jan. 10, 2019	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Oct. 31, 2018	Dec. 30, 2017	Nov. 17, 2014
Dividend paid				$ 524,806		$ 478,299	$ 289,687
Exercise of stock option shares granted					6,800,000	11,840,000	6,981,000
Common stock, par value				$ 0.001		$ 0.001	$ 0.001
Number of common stock value issued					$ 119,000	$ 2,666,213	$ 15,418,864
Options exercise price per share
Common stock, shares outstanding				71,426,401		71,931,693	36,828,371
Common stock, shares authorized				200,000,000		200,000,000	200,000,000
Stock compensation expense				$ 322,954	$ 685,156	$ 2,387,397	$ 750,745
Employee Stock Purchase Program [Member]
Stock issued during the period, shares	457	623		707
Number of common stock value issued	$ 233	$ 324		$ 252
2014 Stock Option Plan [Member]
Exercise of stock option shares granted				10,000,000
Maximum number of common shares reserved for issuance										10,000,000
Common stock shares subscribed				20,121,000
Warrants and Stock Options [Member]
Common stock, par value								$ 0.001
Minimum [Member] | Warrants and Stock Options [Member]
Common stock, shares authorized								10,000,000
Maximum [Member] | Warrants and Stock Options [Member]
Common stock, shares authorized								16,000,000
Settlement Agreement [Member]
Dividend rate per annum									$ 0.06
Debt settlement effective shares issued									1,685,000
Dividend paid
Board of Directors [Member]
Preferred stock voting rights				The board of directors had previously set the voting rights for the preferred stock at 1 share of preferred to 250 common shares.		The board of directors had previously set the voting rights for the preferred stock at 1 share of preferred to 250 common shares.	The board of directors had previously set the voting rights for the preferred stock at 1 share of preferred to 250 common shares.
Stock issued during the period, shares			87,500
Series A Preferred Stock [Member]
Preferred stock shares designated				1,000,000		1,000,000	1,000,000
Preferred stock shares outstanding				0		0	0
Series B Preferred Stock [Member]
Preferred stock shares designated				1		1	1
Preferred stock shares outstanding				0		0	0
Series C Preferred Stock [Member]
Preferred stock shares designated				15,000,000		15,000,000	15,000,000
Preferred stock shares outstanding				4,828,530		4,828,530	4,828,530
Dividend rate per annum				$ 0.06			$ 0.06
Preferred stock convertible description				Each Series C preferred share outstanding is convertible into one (1) share of common stock of Quest Solution, Inc.			Each Series C preferred share outstanding is convertible into one (1) share of common stock
Stock issued during the period, shares							1,685,000
Common stock, par value						$ 1.50
Number of common stock value issued							$ 1,685